Related Party Disclosures - Summary of Remuneration Granted To The Management Board (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)
Supervisory Board remuneration [line items]
Total	€ 506	€ 263	€ 130
Remuneration Granted To The Management Board For 2021 [member]
Supervisory Board remuneration [line items]
Basic remuneration		713
Short-term variable remuneration		€ 113
Number of stock options granted | shares		100,000
Recognized as expense		€ 332
Total		€ 1,158
Remuneration Granted To The Management Board For 2022 [member]
Supervisory Board remuneration [line items]
Basic remuneration	1,380
Short-term variable remuneration	€ 488
Number of stock options granted | shares	108,000
Recognized as expense	€ 1,818
Total	€ 3,686